CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,288,080	$ 187,343	¥ 1,055,982	¥ 639,999
Due from subsidiaries of the Group	190	28	6,604
Prepayments and other current assets	71,537	10,405	40,571
Total current assets	1,402,270	203,952	1,142,445
Non-current assets:
Total non-current assets	878,504	127,773	813,893
Total assets	2,280,774	331,725	1,956,338
Current liabilities
Accrued expenses and other liabilities	54,223	7,886	41,553
Total current liabilities	1,278,872	186,004	1,030,700
Total liabilities	1,839,940	267,608	1,660,606
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 110,000,000 and 113,779,244 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	7,074	1,029	6,782
Additional paid-in capital	600,011	87,268	532,474
Treasury shares, at cost	23,460	3,412
Accumulated deficit	(248,674)	(36,168)	(315,531)
Accumulated other comprehensive income	42,459	6,175	40,040	¥ 50,464	¥ 28,189
Total shareholders' equity	455,755	66,287	310,131
Total liabilities and shareholders' equity	2,280,774	331,725	1,956,338
Parent Company [Member]
Current assets:
Cash and cash equivalents	13,774	2,003
Due from subsidiaries of the Group	47,096	6,850	145,416
Prepayments and other current assets	8,682	1,263	143
Total current assets	69,552	10,116	145,559
Non-current assets:
Investment in subsidiaries	436,925	63,549	184,707
Total non-current assets	436,925	63,549	184,707
Total assets	506,477	73,665	330,266
Current liabilities
Accrued expenses and other liabilities	3,367	490	5,329
Amount due to a subsidiary of the Group	47,355	6,888	14,806
Total current liabilities	50,722	7,378	20,135
Total liabilities	50,722	7,378	20,135
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 110,000,000 and 113,779,244 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	7,074	1,029	6,782
Additional paid-in capital	600,011	87,268	532,474
Treasury shares, at cost	(23,460)	(3,412)
Accumulated deficit	(170,329)	(24,773)	(269,165)
Accumulated other comprehensive income	42,459	6,175	40,040
Total shareholders' equity	455,755	66,287	310,131
Total liabilities and shareholders' equity	¥ 506,477	$ 73,665	¥ 330,266